Investment Strategy	Sep. 11, 2026
Corgi U.S. Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
September 1, 2026
and ending
August 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
15.05%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
14.75%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
November 1, 2026
and ending
October 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of 15% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
December 1, 2026
and ending
November 30, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
(net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
January 1, 2027
and ending
December 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
March 1, 2027
and ending
February 29, 2028
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
April 1, 2027
and ending
March 31, 2028
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
 The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
 before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
 (net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
20.00%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
(net of fee waiver) of average daily net assets, the Cap is
19.70%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
(net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10% (the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee
waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 10% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi Growth & Technology 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
18.60%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
18.30%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of
fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
i
ver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
(SM)
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee w
a
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website: www.corgiinvest.com. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
September 1, 2026
and ending
August 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
21.00%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
20.70%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
October 1, 2026
and ending
September 30, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
November 1, 2026
and ending
October 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
December 1, 2026
and ending
November 30, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver
)

of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
January 1, 2027
and ending
December 31, 2027
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
February 1, 2027
and ending
January 31, 2028
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of
fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
March 1, 2027
and ending
February 29, 2028
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of
fee
 waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Growth & Technology 10% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to Invesco QQQ Trust
SM
, Series 1 (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
10%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning
April 1, 2027
and ending
March 31, 2028
(each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 90%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
18.30%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(ne
t of fee waiver)
of average daily net assets, the Cap is
18.00%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee
waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Small-Cap 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
Russell 2000 ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi U.S. Equities 30% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
14.70%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee wa
iver)
of average daily net assets, the Cap is
14.40%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including
an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.30%
(net of fee waiver) of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee
w
aiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 30% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer that applies to losses of the Underlying ETF between
-5% and -35%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
First Loss Feature.
For the applicable Outcome Period, shareholders will bear the first 5% of losses of the Underlying ETF's price return. The Fund's Buffer applies only after this initial loss threshold is exceeded and is designed to provide protection against losses between -5% and -35%. Shareholders will also bear losses in excess of 35% on a one-to-one basis.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer, which applies only to losses between -5% and -35% of the Underlying ETF's price return for investors who hold shares for the entire Outcome Period. Shareholders will bear the first 5% of losses and all losses in excess of 35% on a one-to-one basis. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 70%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
8.90%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wai
ver)
of average daily net assets, the Cap is
8.60%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wai
ver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee wa
iver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the
Outcomes
that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi U.S. Equities 100% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to the Underlying ETF, consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
100%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). The Buffer is measured from the Underlying ETF's price at the beginning of the Outcome Period and applies only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding. If the Underlying ETF has increased in value since the beginning of the Outcome Period, any appreciation attributable to that increase will not be protected by the Buffer.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while providing a Buffer intended to protect against 100% of losses of the Underlying ETF's price return, measured from the Underlying ETF's price at the beginning of the Outcome Period, only at the conclusion of the Outcome Period for investors who hold Shares for the entire Outcome Period. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses, including loss of their entire investment, if Shares are purchased after the Outcome Period has begun or sold prior to the end of the Outcome Period. There is no guarantee that the Buffer will be achieved.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").
The Funds seek their respective Outcomes primarily through exchange-listed FLEX Options on shares of the Underlying ETF. The FLEX Options are options on shares of the Underlying ETF and are not options directly on a securities index. References to the broad-based U.S. large-cap equity market or to the index tracked by the Underlying ETF describe the Underlying ETF's portfolio exposure and do not change the security underlying the Funds' FLEX Options.

Corgi International Developed Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
15.45%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
15.15%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi International Developed Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI EAFE ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee
waiver
)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - September Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning September 1, 2026 and ending August 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
29.20%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiv
er)
of average daily net assets, the Cap is
28.90%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - October Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning October 1, 2026 and ending September 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net
 of
fee w
aiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - November Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning November 1, 2026 and ending October 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
 (net of fee
waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - December Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning December 1, 2026 and ending November 30, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee
waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - January Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning January 1, 2027 and ending December 31, 2027 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - February Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning February 1, 2027 and ending January 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee
waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - March Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning March 1, 2027 and ending February 29, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%
(net of fee waiver)
of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.

*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").

Corgi Emerging Markets Equities 15% Structured Buffer ETF - April Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
80% Policy; Core Instruments.
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to iShares
®
MSCI Emerging Markets ETF (the "Underlying ETF"), consistent with the Fund's policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund obtains this exposure primarily through FLexible EXchange
®
Options ("FLEX Options") on the Underlying ETF. FLEX Options are exchange-traded options with terms that may be customized within exchange guidelines. While FLEX Options are cleared and guaranteed for settlement by The Options Clearing Corporation ("OCC"), they remain subject to risks associated with the clearinghouse and may be less liquid than more standardized listed options. Because the Fund uses options to pursue its objectives, an investment in the Fund has return characteristics that differ from many traditional investment vehicles, and investors should understand these characteristics before investing.
Outcome Period Framework.
The Fund is designed to seek certain target results (the "Outcomes"), including an upside cap (the "Cap") and a downside buffer of
15%
(the "Buffer"), based on the performance of the Underlying ETF's share price (i.e., its "price return") over an approximately one-year period beginning April 1, 2027 and ending March 31, 2028 (each, an "Outcome Period"). At the end of an Outcome Period, the Fund expects to realize the cash value of the FLEX Options held for that period and then establish a new set of FLEX Options with expirations generally about one year out, beginning a new Outcome Period. The Fund is a continuous investment vehicle and will not terminate at the conclusion of any Outcome Period. A new Cap is established at the beginning of each new Outcome Period and is determined based on prevailing market conditions at that time, including then-current interest rate levels, volatility in the Underlying ETF's share price, and the pricing of the FLEX Options. As a result, the Cap is expected to change from one Outcome Period to the next and may be higher or lower than the prior Outcome Period's Cap. The Fund's initial Outcome Period may be shorter than one year, beginning on the Fund's listing date and ending on the last business day before the Fund's designated Outcome Period start month; following the initial Outcome Period, the Fund will transition to approximately one-year Outcome Periods as described above. Approximately one week prior to the end of each Outcome Period, the Fund will file a prospectus supplement disclosing the anticipated Cap range for the next Outcome Period. Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement disclosing the final Cap (both before and after the Fund's management fee) for the next Outcome Period. This information will also be available on the Fund's website at www.corgiinvest.com. The intended Outcomes are generally applicable only to investors who hold Shares continuously from the start of an Outcome Period through its end. Investors who purchase Shares after the Outcome Period begins or sell Shares before it ends may experience returns that differ, potentially materially, from the Outcomes described for a full Outcome Period holding.
Return Profile; No Dividend Exposure.
The Fund's strategy is structured to seek the Outcomes based on the Underlying ETF's price return
over the Outcome Period. Because the Fund obtains exposure primarily through options, it generally will not receive the benefit of dividend payments made by the Underlying ETF to the extent of its FLEX Options positions. Accordingly, the Fund is not intended as an income-oriented investment. During an Outcome Period in which the Underlying ETF's share price increases, the Fund seeks to provide shareholders who hold for the full Outcome Period with returns that generally track the percentage increase in the Underlying ETF's share price up to the Cap
. If the Underlying ETF's share price increases by more than the Cap during an Outcome Period, shareholders are not expected to participate in gains above the Cap. An investor that purchases Shares after the Outcome Period has begun will likely have a different return potential than an investor who purchased Shares at the start of the Outcome Period. This is because the Cap and Buffer are fixed levels calculated in relation to the Underlying ETF's price at the start of the Outcome Period and remain constant throughout. If the Fund has already increased in value, a mid-period purchaser's remaining upside to the Cap will be reduced, and the purchaser will not benefit from the Buffer until the Fund's value declines to its level at the start of the Outcome Period. If the Fund has already decreased in value by an amount equal to or exceeding the Buffer, a mid-period purchaser may not benefit from the Buffer for the remainder of that Outcome Period. An investor considering a purchase during an Outcome Period should visit the Fund's website at www.corgiinvest.com to review the Fund's current value relative to the Cap and Buffer.
Cap Setting and Fee Impact.
The Cap is determined by market conditions at the time the Fund establishes its FLEX Options positions at the beginning of each Outcome Period. For the current Outcome Period (which may be shorter than one year for the Fund's initial Outcome Period), the Cap is
[ ]%
before Fund fees and expenses. After reflecting the Fund's annual management fee of
0.
3
0%

(net of fee waiver)
 of average daily net assets, the Cap is
[ ]%
. The effective Cap will be further reduced by any shareholder transaction fees, any acquired fund fees and expenses, and any extraordinary expenses incurred by the Fund. Because the Cap is set based on prevailing conditions at the start of each Outcome Period, it is expected to vary from one Outcome Period to the next and may be higher or lower in future periods.
NAV Behavior During the Outcome Period.
During an Outcome Period, the Fund's NAV is not expected to move in lockstep with the Underlying ETF's share price. The Fund's NAV reflects the value of its portfolio, which is comprised primarily of FLEX Options, and option values are influenced by factors such as time remaining to expiration. The Fund's NAV is generally expected to increase on days when the Underlying ETF's share price rises and decrease on days when it falls; however, the magnitude of those daily changes is generally expected to be less than the corresponding daily changes in the Underlying ETF's share price.
Objective Statement; Illustrations; No Assurance.
The Fund seeks to provide exposure to the Underlying ETF's price return up to the Cap while limiting downside losses through the Buffer. Hypothetical illustrations in this prospectus are intended to show, in simplified form, the Outcomes the Fund seeks to provide to investors who hold Shares for the entire Outcome Period. There is no guarantee that the Fund will achieve its intended Outcomes or meet its investment objective. The described returns do not reflect brokerage commissions or other costs associated with buying and selling Shares and do not include certain expenses that may be incurred by the Fund. For updated, daily information relating to these illustrative examples throughout the Outcome Period, please refer to the Fund's website:
www.corgiinvest.com
. An investment in the Fund is only appropriate for shareholders willing to bear those losses.
The table below provides hypothetical examples intended to illustrate, in simplified form, the Outcomes the Fund seeks to provide to investors who purchase Shares at the beginning of an Outcome Period and hold Shares through the end of that Outcome Period. The examples are based on assumed price return performance of the Underlying ETF over the Outcome Period. The table is provided for illustrative purposes only, does not reflect every possible return scenario, and is not intended to predict or project the performance of the Fund or its FLEX Options. There is no guarantee that the Fund will achieve its intended Outcomes. The examples do not reflect brokerage commissions or other trading costs.
*Please note: this graph is provided only to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the Underlying ETF. Shareholders may experience losses greater than 85%, including loss of their entire investment. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.
Diversification Status.
The Fund is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended (the "1940 Act").